Loans Payable — Third Party	12 Months Ended
Sep. 30, 2023
Loans Payable — Third Party [Abstract]
LOANS PAYABLE — THIRD PARTY

17. LOANS PAYABLE — THIRD PARTY

	As of September 30,
	2023	2022
	$	$
Loans payable – third party	—	790,450

Loans payable	Currency	Period	Interest rate	Third Party guarantee	Directors’ Personal guarantee	Carrying amount
						$
Cenntro Automotive Group Limited(1)	JPY	July 2022 – June 2023	5.00%	NIL	NIL	790,450
September 30, 2022						790,450

(1)	The loan payable was subsequently converted into equity by issuing 571,930 ordinary shares on January 31, 2023.